Shareholder Report, Average Annual Return (Details)	3 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended		12 Months Ended	32 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Advent Convertible Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Advent Convertible Bond ETF NAV
Average Annual Return, Percent		7.13%
First Eagle Global Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Eagle Global Equity ETF
Average Annual Return, Percent				21.58%
First Eagle Overseas Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Eagle Overseas Equity ETF
Average Annual Return, Percent				27.22%
Longview Advantage ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Longview Advantage ETF
Average Annual Return, Percent			7.83%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Class
Average Annual Return, Percent						7.10%		4.98%		3.83%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Class
Average Annual Return, Percent						20.34%		17.11%	12.00%
Torray Equity Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Torray Equity Income Fund
Average Annual Return, Percent						10.08%		14.78%		9.41%
Tweedy, Browne Insider + Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Tweedy, Browne Insider + Value ETF
Average Annual Return, Percent					22.00%
Twin Oak Endure ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Twin Oak Endure ETF (at Net Asset Value)
Average Annual Return, Percent	7.42%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Class (without sales charge)
Average Annual Return, Percent						7.16%	12.59%
Bloomberg U.S. Aggregate Bond Index_ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.70%
ICE BofA Yield Alternative US Convertible Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA Yield Alternative US Convertible Index
Average Annual Return, Percent		6.79%
MSCI WORLD INDEX Net (USD)_ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI WORLD INDEX Net (USD)
Average Annual Return, Percent				14.17%
MSCI EAFE Net (USD)_ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Net (USD)
Average Annual Return, Percent				23.60%
Bloomberg US 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg US 3000 Total Return Index
Average Annual Return, Percent			9.30%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Net Index (USD)
Average Annual Return, Percent						13.87%	16.62%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						3.14%		(0.68%)		1.57%
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index
Average Annual Return, Percent						6.76%		4.65%		4.51%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000 Total Return Index
Average Annual Return, Percent						15.84%		14.11%	14.09%
Bloomberg US 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg US 2000 Total Return Index
Average Annual Return, Percent						8.20%		11.27%	9.83%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						15.88%		14.74%		14.60%
Morningstar US Large-Mid Cap Broad Value Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar US Large-Mid Cap Broad Value Total Return USD Index
Average Annual Return, Percent						10.10%		14.12%		12.01%
MSCI WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI WORLD INDEX Net (USD)
Average Annual Return, Percent					11.66%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Average Annual Return, Percent	9.16%
Cboe S&P 500 95-110 Collar Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Cboe S&P 500 95-110 Collar Index
Average Annual Return, Percent	7.25%